Provisions (Tables)	6 Months Ended
Jun. 30, 2026
Provisions [abstract]
Provisions

	As at 30.06.26	As at 31.12.25
	£m	£m
Customer redress	9	16
Legal, competition and regulatory matters	44	79
Redundancy and restructuring	51	64
Undrawn contractually committed facilities and guarantees	410	398
Sundry provisions	196	193
Onerous contracts	13	16
Total	723	766